DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Banking and Thrift [Abstract]
2015	$ 185,714
2016	20,460
2017	8,160
2018	5,164
2019	7,091
Thereafter
Total	$ 226,589